Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of significant accounting policies [text block] [Abstract]
Schedule of estimated residual value and estimated economic life of the specific assets
Asset	Rate
Computers	Straight line, 3 years
Right of use assets	Shorter of useful life or lease term

Schedule of financial assets/liabilities
Financial assets/liabilities	Classification IFRS 9
Cash	FVTPL
Receivables	Amortized cost
Restricted deposit	Amortized cost
Deposit	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Notes payable	Amortized cost